LIVESTRONG INCOME PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2015 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2020 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2025 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2030 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2035 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2040 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2045 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2050 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio

LIVESTRONG 2055 PORTFOLIO
American Century Asset Allocation Portfolios, Inc.
Summary Prospectuses and Prospectus Supplement

LIVESTRONG® Income Portfolio ■ LIVESTRONG® 2015 Portfolio
LIVESTRONG® 2020 Portfolio ■ LIVESTRONG® 2025 Portfolio
LIVESTRONG® 2030 Portfolio ■ LIVESTRONG® 2035 Portfolio
LIVESTRONG® 2040 Portfolio ■ LIVESTRONG® 2045 Portfolio
LIVESTRONG® 2050 Portfolio ■ LIVESTRONG® 2055 Portfolio

Supplement dated May 2, 2013■ Summary Prospectuses and Prospectus dated December 1, 2012
Effective May 31, 2013, the names of the LIVESTRONG Portfolios will be changed to the following:

LIVESTRONG® Income Portfolio	One ChoiceSM In Retirement Portfolio
LIVESTRONG® 2015 Portfolio	One ChoiceSM 2015 Portfolio
LIVESTRONG® 2020 Portfolio	One ChoiceSM 2020 Portfolio
LIVESTRONG® 2025 Portfolio	One ChoiceSM 2025 Portfolio
LIVESTRONG® 2030 Portfolio	One ChoiceSM 2030 Portfolio
LIVESTRONG® 2035 Portfolio	One ChoiceSM 2035 Portfolio
LIVESTRONG® 2040 Portfolio	One ChoiceSM 2040 Portfolio
LIVESTRONG® 2045 Portfolio	One ChoiceSM 2045 Portfolio
LIVESTRONG® 2050 Portfolio	One ChoiceSM 2050 Portfolio
LIVESTRONG® 2055 Portfolio	One ChoiceSM 2055 Portfolio